[Inergy Holdings, LLC Letterhead]

March 14, 2005

United States Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549

Attn: H. Christopher Owings

Re:	Inergy Holdings, LLC
Registration Statement on Form S-1
Commission File No. 333-122466
Filed February 2, 2005

Ladies and Gentlemen:

We have filed through EDGAR Amendment No. 1 (“Amendment No. 1”) to the above-referenced registration statement on Form S-1 (the “Registration Statement”).

Set forth below are our responses to the comments and requests for additional information contained in the letter from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated March 4, 2005. For your convenience, the comments provided by the Staff have been included in bold face type preceding each response in the order presented in the comment letter. All page references are to Amendment No. 1 unless otherwise indicated. References to “we,” “us,” “our” and “the Company” herein refer to Inergy Holdings, LLC.

Form S-1

General

1.

We note that a key feature of this offering is your intention to pay distributions based upon cash you receive, subject to adjustments, from Inergy. In particular, you will disclose your expected per share initial quarterly distribution rate, although the actual amount currently is blank. In addition to the existing cash distribution policy section, please revise to add a section discussing cash available for distribution. This section should convey your pro forma available cash from operating surplus for the most recent fiscal year and interim periods, including all relevant adjustments. This section also should convey your estimated available cash from operating surplus for the most recent fiscal year and interim periods, including all relevant adjustments. This section also should convey your estimated available cash from operating surplus for the next four quarters, including all material assumptions. Further, as an appendix to the registration statement, please

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

add a table specifically setting forth your pro forma available cash from operating surplus for the most recent fiscal year and interim periods. Please be aware that we likely will have comments based upon your revised disclosure.

Response: We have revised the Registration Statement accordingly. See pages 3 and 40 and Appendix B to the Registration Statement. We acknowledge that the Staff may have additional comments based upon our revised disclosure.

2.	We note a number of blank spaces throughout your registration statement for information that you are not entitled to omit under Rule 430A, such as the anticipated price range. Please note that we may have additional comments once you have provided this disclosure. Therefore, please allow us sufficient time to review your complete disclosure prior to any distribution of preliminary prospectuses.

Response: We have revised the Registration Statement to include the anticipated price range, anticipated distribution, proceeds and dilution information. See cover page and pages 3, 10 and 37. We acknowledge that the Staff may have additional comments based on this disclosure.

3.	Please file all required exhibits, such as the underwriting agreement and the legal opinion, in a timely manner so that we may have time to review them before you request that your registration statement become effective.

Response: We have filed as exhibits to the Registration Statement certain of the documents listed in Part II, Item 16 of the Registration Statement. The documents that have been filed are so noted in Part II, Item 16 of the Registration Statement. We confirm that we will amend the Registration Statement to file all required exhibits in a timely manner so that the Staff will have adequate time to review them before we request that our Registration Statement become effective.

Prospectus Cover Page

4.	Please delete the phrase “rapidly growing” from here and the proposed artwork. Those adjectives are not appropriate for cover page disclosure. We note in this regard that your growth appears to be primarily the result of acquisitions.

Response: We have revised the Registration Statement accordingly. See prospectus cover page and artwork.

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

Forward-Looking Statements, page iv

5.	Please move this section to another part of the prospectus. The forepart of the prospectus should be limited to the cover page, summary, and the risk factor sections.

Response: We have revised the Registration Statement to include the “Forward-Looking Statements” section after the “Prospectus Summary” section. See page 16.

Prospectus Summary

6.	We remind you that the summary should provide a brief overview of the key aspects of you and the offering. As currently drafted, your fourteen page base summary is too long. Please revise accordingly to eliminate redundancies and matters that are not so material as to merit summary disclosure. For example, consider deleting the “Recent Developments of the MLP” subsection. As another example, please delete the “Cash Distributions” and “Issuance of additional units” discussions on page 12, which repeat previous summary disclosure. These are only examples.

Response: We have revised the Registration Statement to delete information appearing under the captions “Inergy, L.P.—Recent Developments of the MLP,” “The Offering—Cash distributions” and “The Offering—Issuance of additional units.”

7.	Please revise throughout the prospectus forepart to eliminate the defined terms MLP and MQD. With particular regard to MLP, to avoid confusion, please use a more intuitive shorthand reference when referring to the public operating company. We suggest you refer to it as Inergy while referring to yourself as “our,” “we,” and “us” or, when necessary, as Inergy Holdings or simply Holdings.

Response: We have revised the Registration Statement to eliminate the defined terms “MLP” and “MQD.” We also have revised the Registration Statement to refer to Inergy, L.P. as “Inergy” and to refer to ourselves as “our,” “we,” and “us.”

Limited Partnership Structure and Management, page 5

8.	State, if true, that your general partner and its affiliates will receive substantial fees and profits in connection with the offering.

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

Response: We have revised the Registration Statement to reflect that our general partner and its affiliates are not receiving fees and profits in connection with the offering. See page 4.

Inergy, L.P., page 7

9.	Please provide a tabular summary, if applicable, itemized by category and specifying dollar amounts where possible, of all compensation, fees, profits, and other benefits, including reimbursement of out-of-pocket expenses, which your general partner and its affiliates may earn or receive in connection with the offering or operation of the limited partnership.

Response: We have revised the Registration Statement to clarify that our general partner is entitled to reimbursement for out-of-pocket expenses it incurs on our behalf, but is entitled to no other compensation, fees, profits or other benefits for acting in its capacity as our general partner. See page 4. Because our general partner is only entitled to reimbursement for out-of-pocket expenses it incurs on our behalf, we do not feel that a tabular summary would be appropriate.

Risk Factors, page 17

10.	The amount of cash distribution from the MLP . . . page 18. Is it Inergy GP, LLC that has the right to maintain a 1.4% interest in Inergy, L.P. or Inergy Partners, LLC? Your chart on page 6 and your disclosure in your business section on page 59 suggest that Inergy Partners, LLC has the right to maintain the 1.4% interest.

Response: We have revised the Registration Statement accordingly. See page 18.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 42

11.

Please note that Item 303(a)(3)(ii) of Regulation S-K requires, as applicable, a discussion of any known trends, or uncertainties that are reasonably likely to have a material effect on the company’s net sales or revenues, income from continuing operations, profitability, liquidity or capital resources, or that would otherwise cause reported financial information not necessarily to be indicative of future operating results or financial condition. For example, are there any trends that you anticipate will impact your revenues and do you expect your revenues to increase, decrease or stay the same? In this regard, it would be appropriate to include a

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

discussion of the prospects of Star Gas and its impact on you. Please revise to discuss any known trends or uncertainties. For additional guidance, please refer to SEC Releases 33-6835, 33-8056, and 33-8350.

Response: We have revised the Registration Statement accordingly. See pages 45-47.

12.	We note you issued $15 million of promissory notes in November 2004 to your current owners. Please explain the need for this additional funding, what the funds were used for, whether the terms of the repayment of the notes are tied to this offering, and whether you considered alternative sources of funding. Also, please file copies of the promissory notes as exhibits.

Response: We have revised the Registration Statement accordingly. The promissory notes issued to the owners of our general partner were not issued for cash consideration, but represent a special distribution that reduced the exercise price for equity options held by them. We have revised the Registration Statement to more accurately describe the issuance of the promissory notes. See pages 57-58 and 97. We have filed a copy of the form of promissory note as Exhibit 10.13 to the Registration Statement.

Results	of Operations, page 44

13.	Where you describe two or more business reasons that contributed to a material change in a financial statement line item between periods, please quantify the extent to which each change contributed to the overall change in that line item, if practical. For example, where you describe the various factors that contributed to the overall increase in revenues from retail sales in fiscal 2004 compared to fiscal 2003, quantification of individual impacts such as the impact of acquisitions and changes in selling prices should be provided, to the extent practical. See Item 303(a) of Regulation S-K and Financial Reporting Codification 501.04.

Response: We have revised the Registration Statement accordingly. See pages 47-53.

14.	Where you identify intermediate causes of changes in your operating results, please also describe the reasons underlying the intermediate causes. For example, you indicate that your retail gross profit increased in fiscal 2004 compared to fiscal 2003 due, in part, to an increase in margin per gallon but you do not discuss why there was an increase in margin per gallon. See SEC Release No. 33-8350.

Response: We have revised the Registration Statement accordingly. See pages 47-53.

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

15.	Please disclose the likelihood of future issuances of units in Inergy. Refer to Question 6 of SAB Topic 5H.

Response: We have revised the Registration Statement accordingly. See page 46.

16.	You state that you recorded an expense of $10.0 million in 2003 and an expense of $9.6 million in 2002 associated with the interests of non-controlling partners. Per the financial statements the 2002 expense was $5.936 million. Please revise or advise.

Response: We have revised the Registration Statement accordingly. See page 53.

Liquidity and Sources of Capital, page 48

17.	Please tell us supplementally, and revise your filing to indicate, the company’s level of compliance with its material financial covenants.

Response: We have revised the Registration Statement to state that we are, and have been for all periods for which our financial information is included in the prospectus, in compliance with all of our material financial covenants. See page 54.

18.	Please revise your contractual obligations table to include estimated interest payments on your debt. Because the table is aimed at increasing transparency of cash flow, we believe interest payments should be included in the table. If you choose not to include these payments, a footnote to the table should clearly identify the excluded item and provide any additional information that is material to an understanding of your cash requirements. See Section IV.A and footnote 46 to the Commission’s MD&A Guidance issued December 19, 2003 available at www.sec.gov.

Response: We have revised the Registration Statement accordingly. See page 56.

Summary Compensation Table, page 80

19.

We note that you have provided detailed disclosure of the compensation for the officers of Inergy, L.P. However, you have not consistently provided similar disclosures for your officers or for the officers of Inergy G.P., LLC. Please disclose

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

whether the officers of your limited partnership and those of Inergy G.P., LLC will receive compensation beyond the compensation they will receive from Inergy, L.P. In this regard, as Laura L. Ozenberger’s compensation is not addressed in your disclosure concerning the officers of Inergy, L.P., please include her in your disclosure of officers’ compensation.

Response: We have revised the Registration Statement to clarify that it is not currently anticipated that we will pay additional annual cash or cash bonus compensation to the officers of our general partner for service to us, but that such officers will be compensated through the Long-Term Incentive Plan we are adopting concurrently with this offering. See page 86. In accordance with Instruction 1 to Item 402(a)(3) of Regulation S-K, we have not included Laura L. Ozenberger’s compensation as an officer of Inergy Holdings GP, LLC because her total annual salary and bonus paid by that entity do not exceed $100,000. In accordance with Item 402(a)(3)(ii) of Regulation S-K, we have not disclosed Ms. Ozenberger’s compensation as an officer of Inergy GP, LLC because she is not the chief executive officer or one of the four other most highly compensated executive officers of that entity.

Restrictions on the Ability of our Existing Officers to Transfer Their Interest in Us, page 92

20.	Please disclose at what price you must repurchase the equity interest of the named officers. Are there agreements concerning this arrangement? If so, please file them as exhibits.

Response: We have revised the Registration Statement accordingly. See pages 98 and 99. We have filed a copy of the form of these agreements as Exhibit 10.14 to the Registration Statement.

Underwriting, page 144

21.

We note that you will have a directed unit program for officers, directors, employees and certain others associated with you. Please supplementally tell us the mechanics of how and when these shares will be offered and sold to persons in the directed unit program. For example, please explain for us how you will determine the prospective recipients of reserved units, especially those you describe as “certain others” associated with you. Tell us when and how they will indicate their interest in purchasing units. Also, please tell us how and when you and underwriters will contact the directed unit investors, including the types of communications used. When will the units and money be exchanged? When do purchasers become committed to purchase their units? How and when will the number of units offered

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

be determined? Will the procedures for the directed units program differ from the procedures for the general offering to the public?

Response: We have requested that the underwriters reserve up to 170,000 of the units to be sold in the offering for sale in a directed unit program. A.G. Edwards & Sons, Inc. (“A.G. Edwards”) will work with us to implement the directed unit program and will provide materials to us that will ultimately be sent to potential directed unit program participants by us. A.G. Edwards has advised us that the procedures for the directed unit program are as follows.

Other than as described below in connection with NASD Rule 2790, we will determine who is eligible to participate in the directed unit program. We will choose prospective participants in the directed unit program from directors, officers, employees, friends and family members of our employees and will provide the names of prospective participants to A.G. Edwards to facilitate the administrative aspects of the program. We do not expect that more than 50 persons will be designated as prospective participants in the plan or that any prospective participants will be venture capital firms.

We have not sent and will not send any materials concerning the directed unit program to prospective participants until a preliminary prospectus is available. As soon as a preliminary prospectus is available, we will send a letter informing prospective participants of the program and providing the contact information of our representative from whom directed unit program materials may be obtained. Prospective participants who request these materials will be provided with A.G. Edwards account application forms, an indication of interest letter and the preliminary prospectus. These materials (other than the preliminary prospectus) are attached as Exhibit 1 to this letter. There are no funding requirements to open the accounts with A.G. Edwards.

A.G. Edwards has advised us that the written materials that will be distributed by us in connection with the directed unit program have been recently reviewed by the Staff and reflect all Commission comments they have received to date in connection with previous offerings.

NASD Rule 2790 imposes substantive restrictions on who may purchase securities in an initial public offering and requires that an investor must make an affirmative representation to the underwriter as to his or her eligibility to purchase such securities. Therefore, if we have identified a prospective participant who subsequently indicates to A.G. Edwards that he or she is a prohibited person under Rule 2790, then A.G. Edwards will not allocate such securities to such person absent the availability of an exemption.

Units and money are not exchanged until after the offering is priced and confirmations are sent. Prospective participants are instructed not to send payment with the return of the indication of interest letter. In addition, prospective participants are not committed to buy units when they return the indication of interest letter. The indication of interest

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

letter specifically states that “this indication of interest involves no obligation or commitment of any kind, and by completing this form, I am not binding myself to purchase any units of the Company stock.” Prospective participants become committed only after the offering is priced and an A.G. Edwards representative offers the units at the specific price and the purchaser confirms his interest and accepts the offer.

The exact number of reserved units available to prospective purchasers is generally determined not later than the time of the pricing and is a function of the number of prospective purchasers who have indicated an interest, the limit indicated by the participant, and the ultimate size of the offering which, of course, is determined at the time of pricing.

Neither we nor the underwriters have made or currently contemplate making any communications to the prospective participants in the directed unit program until a preliminary prospectus becomes available as described above. We and the underwriters are aware that any such communications and procedures must comply with the requirements of Rule 134.

Other than the procedures outlined above, all other procedures for our directed unit program will be consistent with our general offering to the public. Payment and settlement procedures are the same.

Potential recipients of directed units will not have a right to acquire beneficial ownership of any units in the directed unit plan until after the time the Registration Statement has been declared effective. Accordingly, the beneficial ownership disclosure under “Security Ownership of Certain Beneficial Owners and Management” does not include indications of interest (which are subject to cancellation in their entirety or reduction as described above) made with respect to units in the directed unit program. Participation of the persons currently anticipated to be eligible for the directed unit program does not require related party transaction disclosure under Item 404 of Regulation S-K. We will revise the Registration Statement accordingly if a transaction necessitating such disclosure arises.

Other than those materials provided as Exhibit 1, A.G. Edwards has advised us that it does not intend to provide any additional, supplemental information to those recipients of the Directed Share Program who call with questions other than to respond orally to questions about the Directed Share Program on such calls. We have not prepared and do not intend to prepare any materials or scripts for A.G. Edwards in that connection.

22.

We note your disclosure concerning electronic distribution. Please identify any members of the underwriting syndicate that will engage in any electronic offer, sale or distribution of the units and describe its procedures to us supplementally. If you

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

become aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales or distributions after you respond to this comment, promptly supplement your response to identify those members and provide us with a description of their procedures.

In your discussion of the procedures, tell us how they ensure that the distribution complies with Section 5 of the Securities Act. In particular, address:

•	the communication used;

•	the available of the preliminary prospectus;

•	the manner of conducting the distribution and sale, such as the use of indications of interest or conditional offers; and

•	the funding of an account and payment of the purchase price.

In addition, please tell us whether you or the underwriters have any arrangements with a third party to host or access your preliminary prospectus on the Internet. If so, identify the party and the website, describe the material terms of your agreement, and provide us with a copy of any written agreement. Also, provide us with all information concerning your company or any prospectus that has appeared on its website. Again, if you subsequently enter into such arrangements, promptly supplement your response.

Response: Citigroup Global Markets Inc. and Lehman Brothers Inc. have informed us that any electronic distribution of prospectuses will be done in accordance with procedures previously reviewed and approved by Staff person Kristina Wyatt (formerly Schillinger) on behalf of the Commission.

Wachovia Capital Markets, LLC has advised the Company that they do not intend to engage in electronic distribution of the prospectus or otherwise offer and/or sell securities electronically, however, they may deliver a pdf copy of the prospectus to accounts that request a copy of the prospectus in that form.

Wachovia Capital Markets, LLC has advised the Company that they have no arrangement with a third party to host or access the preliminary prospectus on the Internet. While Wachovia Capital Markets, LLC expects to contract Net Roadshow, Inc. to conduct an Internet roadshow, the purpose of this contract would not be specifically to host or access the preliminary prospectus. The primary purpose of the Internet roadshow is to provide access to the roadshow to the institutional investors who cannot, or elect not to, attend the roadshow meeting in person. Wachovia Capital Markets, LLC understands that Net Roadshow, Inc. conducts Internet roadshows in accordance with the Net Roadshow, Inc. no-action letter dated July 30, 1997, received from the Commission in connection with virtual roadshows. The Company has been advised that, in accordance with such no action letter, an electronic version of the preliminary prospectus identical to the copy filed with the Commission and distributed to the live attendees, is required to, and will, be made available on the Net Roadshow, Inc. website which is located at www.netroadshow.com.

Pro Forma Financial Statements

Pro Forma Condensed Combined Balance Sheet, page F-3

23.	Please supplementally provide a reconciliation of total debt per the pro forma balance sheet columns labeled “Inergy Holdings, LLC Pro Forma” and “Inergy Holdings, L.P. As Further Adjusted” to the total debt per capitalization table columns labeled “As Adjusted” and “As Further Adjusted” included on page 35.

Response: We have updated both our pro forma financial statements and our capitalization table to December 31, 2004. As a result of this update, there is no longer a discrepancy between the presentations identified in your comment. See pages 35 and
F-4.

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

24.	Pro forma adjustment (c) reflects the net proceeds of $230.5 million from the issuance of common units of the MLP. Please reconcile the $230.5 million of proceeds to Note 13, subsequent events, of the Inergy Holdings, LLC and Subsidiaries audited financial statements, which appears to indicate proceeds totaling approximately $211 million through two separate issuances.

Response: On December 17, 2004, Inergy, L.P. (“Inergy”) closed the Star Gas Propane, L.P. acquisition and on that date, Inergy issued 3,568,139 common units to Kayne Anderson MLP Investment Company, Tortoise Energy Infrastructure Corporation, and RCH Energy MLP Fund L.P. for approximately $91 million in net proceeds in a private placement transaction to partially fund the acquisition.

On December 22, 2004 Inergy issued an additional 4,400,000 common units in an underwritten public offering, resulting in net proceeds of $121.3 million. In connection with this public offering, Inergy granted the underwriters a 60-day option to purchase up to an additional 660,000 common units under the same terms and conditions as the public offering. At the date of Inergy Holdings, LLC’s audited financial statements, December 23, 2004, this option to purchase additional common units of Inergy had not been exercised by the underwriters, and the disclosure regarding the net proceeds of the two separate offerings was $212.3 million.

On January 4, 2005, Inergy’s underwriters exercised the full 660,000 unit overallotment option in connection with the underwritten public offering, generating $18.2 million in net proceeds. The pro forma adjustment of $230.5 million reflects the $18.2 million incremental proceeds from the overallotment option exercise and the $212.3 million from the two separate offerings completed in December.

Inergy Holdings, LLC and Subsidiaries Consolidated Financial Statements

Consolidated Statements of Income, page F-9

25.	When revenue is presented with two or more line items the related costs of products sold should be disaggregated in a similar manner. Refer to Rule 5-03 of Regulation S-X. Please revise or advise.

Response: We have revised the Registration Statement accordingly. See page F-11 and F-25.

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

26.	Please tell us why you do not disclose earnings per unit, or revise your filing accordingly. This comment is also directed towards the Star Gas Propane L.P. financial statements. Refer to SAB Topic 4F and SFAS 128 for guidance.

Response: We have revised the Registration Statement accordingly. Specifically, prior to the conversion to a limited partnership, our members’ equity was not represented by units or shares. Accordingly, we do not have historical earnings per unit. We have determined that our conversion to a limited partnership will occur prior to the effective date of this offering, therefore, we have added pro forma earnings per unit as if the conversion to a limited partnership occurred as of the beginning of the earliest period presented. In addition, the auditor’s opinion has been modified to include a legend to indicate the form of opinion that will be issued upon the completion of the conversion. See pages 15, 42, F-11, F-23 and F-25. We have not disclosed earnings per unit for Star Gas Propane L.P. as that entity has never been a publicly traded entity, and therefore we do not believe that SFAS 128 is applicable to its financial statements.

Note 1. Accounting Policies, page F-13

27.	Please disclose the types of expenses that you include in the cost of products sold line item and the types of expenses that you include within operating and administrative expenses. In doing so, please disclose specifically whether you include all costs of your distribution network in cost of sales. If you currently exclude a significant portion of distribution costs from cost of products sold, please provide cautionary disclosure in MD&A that your gross margins may not be comparable to others, since some entities include all of the costs related to their distribution network in cost of products sold and others exclude a portion of them from gross margin, including them instead in operating expense line items. To the extent the excluded costs are material to your operating results, quantify these amounts in MD&A. If you determine that these amounts are immaterial for disclosure, please supplementally provide us with your qualitative and quantitative assessment of materiality for all periods presented.

Response: We have identified the types of expenses that we include within operating and administrative expenses on pages
F-16, F-30 and F-31. In addition we have revised our disclosure in “Management’s Discussion and Analysis of Financial Auditing and Results of Operations” to, among other things, more fully describe our costs of products sold. See pages 48, 50 and 52-53.

Note 9. Long-Term Incentive Plan, page F-27

28.	Please revise the Company sponsored employee option plan disclosure to provide the disclosures required by paragraphs 46-48 of SFAS 123 or tell us why no such disclosure is necessary. If you have omitted certain stock compensation disclosures due to the exchange transaction disclosed in Note 13, please advise. Also, please help us understand why you applied the minimum value method for the employee option plan. Refer to paragraph 19 of SFAS 123 for guidance.

Response: We have revised the Registration Statement to reflect the change in corporate form that will occur prior to the consummation of this offering and included the additional disclosures on pages F-43 and F-44. Regarding the minimum value method, paragraph 19 of FAS 123 defines a public entity to include an entity that has filed a Registration Statement. Accordingly, we will calculate expected volatility for all future common unit option grants.

Note 12. Segments, page F-30

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

29.	Based on your disclosure, we understand that you sell several types of products and services. Please revise and provide the revenue disclosures by product and service group required by paragraph 37 of SFAS 131. In particular, it appears that revenue disclosures for each period presented for the following products and services may be applicable:

•	Propane sales

•	Sale of propane-related appliances

•	Service work for propane-related equipment

•	Price risk management services

If you believe that other product categories are more appropriate, please advise.

Response: We have revised the Registration Statement accordingly. See pages F-21, F-47 and F-48.

Star Gas Propane, L.P. and Subsidiary Financial Statements

Independent Auditors’ Report, page F-37

30.	Please have your auditors revise the audit report to reflect that the audit was conducted in accordance with the standards of the PCAOB. See SEC Release 34-49707 issued May 14, 2004 and PCAOB Auditing Standard No. 1.

Response: Star Gas Propane L.P. has never been a publicly traded entity. Therefore, we do not believe that it is appropriate for the audit report to reference the standards of the PCAOB, because Star Gas Propane L.P. is not an “issuer” as such term is defined under the Sarbanes-Oxley Act of 2002. We believe this is consistent with the Staff’s position as discussed at the June 2004 AICPA SEC Regulations Committee meeting.

Item 17. Undertakings, II-4

31.	The following additional undertakings should be included:

“The registrant undertakes to send to each limited partner at least on an annual basis a detailed statement of any transactions with the General Partner or its affiliates, and of fees, commissions, compensation and other benefits paid, or accrued to the General Partner or its affiliates for the fiscal year completed, showing the amount paid or accrued to each recipient and the services performed.”

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

“The registrant undertakes to provide to the limited partners the financial statements required by Form 10-K for the first full fiscal year of operations of the partnership.”

Response: We have revised the Registration Statement accordingly. See page II-4.

Signatures, II-5

32.	The registration statement is required to be signed by a majority of your directors. Please ensure that a majority of the directors or equivalent of your general partner sign your next amendment.

Response: Prior to our conversion to a limited partnership, our limited liability company only has a single member, John J. Sherman. We have no directors, and accordingly Mr. Sherman, as sole owner, has the authority to sign the Registration Statement on our behalf. We believe that we are in compliance with the requirements of the instructions to Form S-1 providing that the Registration Statement must be signed “by at least a majority of the board of directors or persons performing similar functions.” Upon conversion to a limited partnership in connection with this offering, we will be governed by a board of directors, the members of which have been identified in the “Management” section of the prospectus. As required by Instruction 2 to Item 401(a) of Regulation S-K, Messrs. Krause and Gfeller have filed a consent to be named as a director of our general partner.

United States Securities and Exchange Commission

Division of Corporation Finance

March 11, 2005

If you have any questions or comments regarding this letter or the Registration Statement, please contact David P. Oelman of Vinson & Elkins L.L.P. at (713) 758-3708 or S. Griffith Aldrich of the same firm at (713) 758-4628.

Sincerely,

INERGY HOLDINGS, LLC

By:	/s/ R. Brooks Sherman
Name:	R. Brooks Sherman
Title:	Senior Vice President and Chief Financial Officer

cc:	Adam Phippen
Scott Anderegg

Date:

To: All Employees

From:

Re: Initial Public Offering of Company Stock

As you may know, we have recently filed a registration statement with the Securities and Exchange Commission (SEC) for the initial public offering of our Partnership Units. The stock is being sold by the Partnership. We have elected to reserve a portion of the offering for purchase by our employees at the initial public offering price. We have retained A.G. Edwards, One North Jefferson Ave., St. Louis, MO 63103, as the administrator of this program.

Enclosed you will find a preliminary prospectus, and an Indication of Interest form to complete and return if you have interest in purchasing our units. All completed forms must be returned by                      to the attention of                      in your Human Resource area. If you have any questions about the “Take Stock Program,” call A.G. Edwards at (800) 278-5373 and ask for Marie Patrico or Rachelle Delahunt in the Syndicate Department. They will be happy to answer any questions you might have.

A.G. Edwards has advised us that the stock must be purchased in increments of              units. In the event A.G. Edwards receives more indications of employee interest in purchasing units than we have reserved units for employees, units will be allocated pro rata in—share increments. Following the effectiveness of the registration statement, A.G. Edwards will contact you by phone to inform you of the number of units allocated to you and the actual price per share. At that time, you may elect whether or not you wish to participate in the offering by purchasing up to that number of units.

The Company does not wish to influence you in any way in this matter. This memo is not an offer to sell or the solicitation of an offer to buy the common stock of the Company. It is simply intended to inform you about our initial public offering in case you would like to participate. The following statement is required by the rules and regulations of the SEC to be included in this memo:

A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This letter shall not constitute an offer to sell or a solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

[NATIONAL DISTRIBUTION SYSTEM MAP APPEARS HERE]

A.G. EDWARDS

One. North Jefferson

St. Louis, MO 63103

(Date)

(Client Name)

(Address)

(City) (State) (ZIP)

Important—Response May Be Required!

New Industry Rules Concerning Equity Initial Public Offering (IPO) Purchases

Due to new industry rules, as of March 23, 2004 no securities firm will be able to sell equity IPO securities to any account unless the account provides an affirmative written representation that all such purchases are permitted under those new rules.

The representation must be provided by either the beneficial owner of the account or by a person authorized to represent the beneficial owners.

It is very important, therefore, that you please sign and return the attached letter to us at the address indicated to be permitted to purchase equity IPO securities from A.G. Edwards & Sons, Inc. (Edwards). A separate letter is needed for each account you hold with us.

It is not necessary to sign and return the letter if you do not wish to purchase equity IPOs, or if you are not able to make the representation in the letter. Without the letter, however, you will not be able to purchase equity IPOs from Edwards.

If you have questions, you may call me:	(Financial Consultant Name)

(Financial Consultant Phone Number)

Sincerely,

Equity IPO Purchase Natural Persons Certification	A.G. EDWARDS One. North Jefferson St. Louis, MO 63103
	Branch Number	IPO Account Number

(Account Name)

(Account Name continued)

“I,” “me” and “my” refer to the authorized person and all others who are legally obligated on the account. “Edwards” refers to A.G. Edwards & Sons, Inc.

REPRESENTATION CONCERNING EQUITY INITIAL PUBLIC OFFERING (IPO) PURCHASES

I am the beneficial owner of the account identified above, or am authorized by account documents on file with Edwards, to make the following representation on behalf of the beneficial owners) of the account. I understand that the representation below must be accurate in order for Edwards to sell equity IPO securities to this account.

I represent that no beneficial owner of this account is:

•	An employee, officer, director, partner or associated person of a securities broker or dealer, or an immediate family member of such a person if the immediate family member materially supports or receives material support from such a person; or

•	A person who has authority to buy or sell securities for a bank, savings and loan institution, insurance company, investment company; investment advisor or other collective investment account, or an immediate family member of any such person; or

•	A person listed, or required to be listed, on one of the following schedules to Form BD as filed, or required to be filed, with the SEC by a brokerdealer (other than with respect to a limited broker-dealer): (i) Schedule A, unless the person is identified by an ownership code of less than 10%; (ii) Schedule B, unless the person’s listing on Schedule B relates to an ownership interest in a person that is listed on Schedule A and identified by an ownership code of less than 10%; (iii) Schedule C, unless the person would be excluded under the percentage ownership criteria for Schedule A or B above; or (iv) an immediate family member of any such person; or

•	A person that directly or indirectly owns an interest, in the amounts specified below, of a public reporting company listed, or required to be listed, on Schedule A or B of Form BD relating to a broker-dealer (other than a limited business broker-dealer), unless the public reporting company is listed on a national securities exchange or is traded on the Nasdaq National Market: (i) 10% or more of a public reporting company listed, or required to be listed, on Schedule A; (ii) 25% or more of a public reporting company listed, or required to be listed, on Schedule B; or (iii) an immediate family member of any such person.

I understand that the phrase “Immediate Family Member” includes a person’s parents, mother-in-law or father-in-law, spouse, brother or sister, brother-in-law or sister-in-law, son-in-law or daughter-in-law, children, and any other individual to whom the person provides material support.

I understand that the phrase “Material Support” means directly or indirectly providing more than 25% of a person’s income in the prior calendar year. Members of the immediate family living in the same household are deemed to be providing each other with material support.

Collective Investment Account means any hedge fund, investment partnership, investment corporation, or any other collective investment vehicle that is engaged primarily in the purchase and/or sale of securities. A “collective investment account” does not include a “family investment vehicle” or an “investment club.”

Fill out this document and return this form to:

A.G. Edwards & Sons, Inc.

(Branch Name)	(Number)

(Address)

(City)	(State) (ZIP)

Authorized Person Signature	Date

X
Authorized Person (Print Name)

Address

(City)	(State) (ZIP)

(Please return to your Human Resources representative no later than                      .) Please type or print clearly.

Section 1

Name

Home address

Home city, state, zip

Home phone number

Business phone number

Fax number

E-mail address

I currently have an account with A.G. Edwards:

❑ Yes ❑ No

Account number

Section 2

Prior to being considered for an allocation of securities, I understand that I will need to complete either A.G. Edwards’ Forms 1180 or 1181, depending on the type of account in which the securities might ultimately be purchased:

♦	If the Company’s stock is to be purchased in an individual, joint or IRA account, I must complete Form 1180.

♦	If the Company’s stock is to be purchased in any other type of account (family partnership, trust, etc.) I must complete Form 1181.

The forms will be provided by the A.G. Edwards Financial Consultant assigned to handle your account.

Section 3

I acknowledge that:

♦	I have received a copy of the preliminary prospectus of the Company. ________ (please initial).

♦	I am not assured of obtaining any or all of the number of units requested hereby, and I will be notified of the number of units available for purchase by me.

♦	No offer to buy any units can be accepted and no part of the purchase price can be received by the Company or the representative of the underwriters until the Registration Statement covering the proposed offering has been declared effective by the Securities and Exchange Commission and until the units have been registered or qualified for sale, where required, by the administrative authorities of the jurisdiction in which I reside, and any such offer may be withdrawn or revoked, without obligation or commitment of any kind, at any time prior to notice of the offer’s acceptance given after the effective date of the Registration Statement.

♦	This indication of interest involves no obligation or commitment of any kind, and by completing this form, I am not binding myself to purchase any units of the Company’s stock. I understand the purpose of this form is to provide some indication of how many units may be requested by employees of the Company and I will be notified of the number of units that are available for purchase by me. I am also aware that full payment for the purchase price of the units allotted to me must be delivered to A.G. Edwards within three business days of the initial public offering.

♦	After the Registration Statement covering the proposed offering becomes effective, copies of the prospectus in final form will be available, which will contain the final offering price and other information which cannot be determined at this time.

♦	An arrangement has been made with A.G. Edwards for the sale of the initial public offering to employees and I will be contacted by one of A.G. Edwards’ representatives in the near future.

♦	After completing and returning this form, no increase in the number of units requested by me will be accepted.

♦	My indication of an interest in buying stock does not constitute an agreement on my part to buy any stock or an agreement on the part of the Company or A.G. Edwards to sell any stock to me.

Section 4

I am interested in purchasing              units (minimum of              units) of common units of              and would like such number of units reserved for me.

Signature	Date

A.G. EDWARDS

One. North Jefferson

St. Louis, MO 63103

(Date)

(Client Name)

(Address)

(City) (State) (ZIP)

Important—Response May Be Required!

New Industry Rules Concerning Equity Initial Public Offering (IPO) Purchases

Due to new industry rules, as of March 23, 2004 no securities firm will be able to sell equity IPO securities to any account unless the account provides an affirmative written representation that all such purchases are permitted under those new rules.

The representation must be provided by either the beneficial owner of the account or by a person authorized to represent the beneficial owners.

It is very important, therefore, that you please sign and return the attached letter to us at the address indicated to be permitted to purchase equity IPO securities from A.G. Edwards & Sons, Inc. (Edwards). A separate letter is needed for each account you hold with us.

If you do not wish to purchase equity IPOs, then it is not necessary to sign and return the letter. Also, if you are not able to make either of the representations in the letter, then it is not necessary to sign and return the letter. In either case, however, you will not be able to purchase equity IPOs from Edwards.

If you have questions, you may call me:	(Financial Consultant Name)

(Financial Consultant Phone Number)

Sincerely,

Equity IPO Purchase Natural Persons Certification	A.G. EDWARDS One. North Jefferson St. Louis, MO 63103
	Branch Number	IPO Account Number

(Account Name)

(Account Name continued)

“I,” “me” and “my” refer to the authorized person and all others who are legally obligated on the account. “Edwards” refers to A.G. Edwards & Sons, Inc.

REPRESENTATION CONCERNING EQUITY

INITIAL PUBLIC OFFERING (IPO) PURCHASES

I am authorized by account documents on file with Edwards to make the following representation on behalf of all beneficial owner(s) of the account. I understand that the representation below must be accurate in order for Edwards to sell equity IPO securities to this account.

Check box for appropriate representation(s) below:

☐	I represent that NO PERSON with a beneficial interest in the account identified above is a “Restricted Person” under NASD Rule 2790.

Restricted Person includes:

•	An employee, officer, director, partner or associated person of a securities broker or dealer, or an immediate family member of such a person it the family member materially supports or receives material support from such a person; or

•	A person who has authority to buy or sell securities for a bank, savings and loan institution, insurance company, investment company investment advisor or other collective investment account, or an immediate family member of any such person; or

•	A securities broker or dealer firm; or

•	A person listed, or required to be listed, on one of the following schedules to Form BD as filed, or required to be filed, with the SEC by a broker-dealer (other than with respect to a limited broker-dealer): (I) Schedule A, unless the person is identified by an ownership code of less than 10%; (ii) Schedule B, unless the person’s listing on Schedule B relates to an ownership interest in a person that is listed on Schedule A and identified by an ownership code of less than 10%; (iii) Schedule C, unless the person would be excluded under the percentage ownership criteria for Schedule A or B above; or (iv) an immediate family member of any such person; or

•	A person that directly or indirectly owns an interest, in the amounts specified below, of a public reporting company listed, or required to be listed, on Schedule A or B of Form BD relating to a broker-dealer (other than a limited business brokerdealer), unless the public reporting company is listed on a national securities exchange or is traded on the Nasdaq National Market: (i) 10% or more of a public reporting company listed, or required to be listed, on Schedule A; (ii) 25% or more of a public reporting company listed, or required to be listed, on Schedule Nor (iii) an immediate family member of any such person.

Immediate Family Member includes a person’s parents, mother-in-law or father in law, spouse, brother or sister brother-in-law or sister-in-law, son-in-law or daughter-in-law, children, and any other individual to whom the person provides material support.

Material Support means directly or indirectly providing more than 25% of a persons income in the prior calendar year. Members of the immediate family living in the same household are deemed to be providing each other with material support.

Collective Investment Account means any hedge fund, investment partnership, investment corporation, or any other collective investment vehicle that is engaged primarily in the purchase and/or sale of securities. A “collective investment account” does not include a “family investment vehicle” or an “investment club”:

☐	I represent that the account meets one of the following descriptions (check all that apply).

☐	An account where the total beneficial interests of Restricted persons (defined above) do not exceed, in the aggregate, 10% of the account.

☐	An investment company registered under the Investment Company Act of 1940.

☐	A common trust fund or similar fund as described in Section 3(a)(12)(A)(iii) of the Securities Exchange Act of 1934, provided that: the fund has investments from 1,000 or more accounts and the fund does not limit beneficial interests in the lurid principally to trust accounts of Restricted Persons as defined above.

☐	An insurance company general, separate or investment account, provided that: the account is funded by premiums from 1,000 or more policyholders, or, if a general account, the insurance company has 1,000 or more policy holders; and the insurance company does not limit the policyholders whose premiums are used to fund the account principally to Restricted Persons as defined above, or, if a general account, the insurance company does not limit its policyholders principally to Restricted Persons.

☐	A publicly traded entity (other than broker/dealer or an affiliate of a broker/dealer where such broker/dealer is authorized to engage in the public offering of new issues as a selling group member or underwriter) that: is listed on a national securities exchange; is traded on the Nasdaq National Market: or is a foreign issuer whose securities meet the quantitative designation criteria for listing on a national securities exchange or trading on the Nasdaq National Market.

☐	An investment company organized under the laws of a foreign jurisdiction, provided that: the investment company is listed on a foreign exchange or authorized for sale to the public by a foreign regulatory authority; and no person owning more than 5% of the shares of the investment company is a Restricted Person.

☐	An Employee Retirement Income Security Act benefits plan that is qualified under Section 401(a) of the Internal Revenue Code, provided that such plan is not sponsored solely by a broker/dealer.

☐	A state or municipal government benefits plan that is subject to state and/or municipal regulation.

☐	A tax exempt charitable organization under Section 501(c)(3) of the Internal Revenue Code.

☐	A church plan under Section 414(e) of the Internal Revenue Code.

Fill out this document and return this form to: A.G. Edwards & Sons, Inc.

(Branch Name)	(Number)

(Address)

(City)	(State) (ZIP)

Authorized Person Signature	Date

X
Authorized Person (Print Name)

Address

(City)	(State) (ZIP)